SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
SUBSEQUENT EVENTS [Text Block]

NOTE 10 – SUBSEQUENT EVENTS

Sale of restricted shares

Effective October 8, 2013, we issued an aggregate of 1,250,000 shares of our common stock to three investors in a non-brokered private placement, at a purchase price of $0.40 per share for gross proceeds of $500,000. In addition, we issued 1,250,000 units to a finder in connection with this private placement. Each unit consisted of one share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.50 per share and one-half of one share purchase warrant, with each whole share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.60 per share. These investors and finder were not U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and all of these investors and finder acquired the securities in transactions outside of the United States. In issuing these securities to these investors and finder, we relied on the registration exemption provided for in Regulation S and/or Section 4(a)(2) of the Securities Act of 1933.

Common stock issued for services

Effective October 10, 2013, we issued 200,000 shares of our common stock to one consultant in consideration for services rendered by the consultant to our company. The consultant is a U.S. Person (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities to the consultant we relied on the exemption from the registration requirements of the Securities Act of 1933 provided in Section 4(a)(2) of the Securities Act of 1933.

Stock option awards

Effective October 9, 2013, we granted a total of 6,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested. We granted the stock options to two U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities we relied on the registration exemption provided for in Section 4(a)(2) of the Securities Act of 1933.

Preferred shares

On October 7, 2013 we amended our articles of incorporation to authorize the issuance of up to 100,000,000 preferred shares with a par value of $0.001.

Effective October 8, 2013, we issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. We issued these shares to two U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities we relied on the registration exemption provided for in Section 4(a)(2) of the Securities Act of 1933.

Convertible preferred shares

On November 7, 2013, we sold to certain institutional investors an aggregate of 500 shares of our 10% Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a stated value of $1,000 per share of Series B Preferred Stock for gross proceeds of $500,000. Additionally the investors also received Series A, Series B and Series C common stock purchase warrants. The Series A warrants will be exercisable into 1,162,791 shares of our common stock at an exercise price of $0.55 per share and have a term of exercise of five years, the Series B warrants will be exercisable into 1,162,791 shares of our common stock at an exercise price of $0.43 per share and have a term of exercise of 54 weeks, and the Series C warrants will be exercisable into 1,162,791 shares our common stock at an exercise price of $0.55 per share and have a term of exercise of 5 years, provided that the Series C warrants will become exercisable ratably upon exercise of the Series B warrants. Holders of the Series B Preferred Stock will be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 10% per annum, payable semi-annually. Each share of the Series B Preferred Stock will be convertible at the option of the holder thereof into that number of shares of common stock determined by dividing the stated value of such share of the Series B Preferred Stock by the conversion price of $0.43, subject to later adjustment. On November 4, 2013, we also entered into a registration rights agreement with the investors pursuant to which we are obligated to file a registration statement to register the resale of the shares of common stock issuable upon conversion of the Series B Preferred Stock and upon exercise of the Warrants.

Warrants

Effective November 7, 2013, we issued Series A common stock purchase warrants to the placement agent and its designees as compensation for the services provided by the placement agent in connection with our private placement of 500.00028 shares of our 10 % Series B Convertible Preferred Stock, which was completed on November 7, 2013. The Series A warrants issued to the placement agent and its designees are exercisable into an aggregate of 116,279 shares of our common stock with an exercise price of $ 0.55 per share and have a term of exercise of five years. The issuance of the Series A warrants was exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder.

NOTE 12 – SUBSEQUENT EVENT

On April 17, 2013, the Company executed a promissory note for $25,000 for an additional bridge loan in connection with the contemplated sale of the Company’s equity securities (see Note 10 above). The note bears interest at the rate of 10% per annum and is due and payable along with any unpaid or accrued interest on April 30, 2013. The note is secured by all of the business assets of the Company. Upon consummation of the proposed sale, this bridge loan will become convertible into one share of Pubco common stock and 1.5 warrants for additional shares of Pubco common stock.